Land Use Rights (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 10,778	66,878	0
Accumulated amortization	(113)	(703)	0
Land use rights, net	$ 10,665	66,175	0